Fair value estimates	12 Months Ended
Dec. 31, 2019
Fair value estimates
Fair value estimates

14    Fair value estimates

Critical accounting estimates and judgments

The fair value of financial instruments that are not traded in an active market is determined using Valuation techniques. The Company uses judgment to select among a variety of methods and makes assumptions that are mainly based on market conditions existing at the end of each reporting period.

(a)   Analysis

The carrying amounts of trade accounts receivable, less impairment losses, confirming payables and advances from customers approximate their fair values. The fair value of loans and financing for disclosure purposes are estimated by discounting the future contractual cash flow at the current market interest rate and adjusted for the Company’s credit risk.

The main financial instruments and the assumptions made by the Company for their valuation are described below:

•	Cash and cash equivalents, financial investments, trade accounts receivable and other current assets - considering their nature, terms and maturity, the carrying amounts approximate their fair value.
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Financial liabilities - these instruments are subject to the usual market interest rates. The fair value was based on the present value of expected future cash disbursement, at interest rates currently available for debt with similar maturities and terms and adjusted for the Company’s credit risk.

•

Derivative financial instruments the fair value of the derivative financial instruments is determined by calculating their present value through yield curves at the closing dates. The curves and prices used in the calculation for each group of instruments are developed based on data from Brazilian Securities, Commodities and Futures Exchange - B3, Central Bank of Brazil, LME and Bloomberg, interpolated between the available maturities.

•

Swap contracts - the present value of both the assets and liabilities are calculated through the discount of forecasted cash flow by the interest rate of the currency in which the swap is denominated. The difference between the present value of the assets and the liabilities generates its fair value.

•

Forward contracts – the present value is estimated by discounting the notional amount multiplied by the difference between the future price at the reference date and the contracted price. The future price is calculated using the convenience yield of the underlying asset. It is common to use Asian non-deliverable forwards for hedging non-ferrous metals positions. Asian contracts are derivatives in which the underlying is the average price of certain asset over a range of days.

•

Option contracts - the present value is estimated based on Black model, with assumptions that include the underlying asset price, strike price, volatility, time to maturity and interest rate. The underlying asset price is the average price of the foreign exchange rate in the fixing month.

(b)   Fair value by hierarchy

	2019
	Level 1	Level 2	Total
Assets
Cash and cash equivalents	698,618	—	698,618
Financial investments	28,126	30,649	58,775
Derivative financial instruments	—	19,524	19,524
Trade accounts receivable	—	69,236	69,236
	726,744	119,409	846,153

Liabilities
Derivative financial instruments	—	21,818	21,818
Loans and financing (i)	1,199,694	377,855	1,577,549
	1,199,694	399,673	1,599,367

	2018
	Level 1	Level 2	Total
Assets
Cash and cash equivalents	1,032,938	—	1,032,938
Financial investments	39,167	53,065	92,232
Derivative financial instruments	—	11,205	11,205
Trade accounts receivable	—	151,058	151,058
	1,072,105	215,328	1,287,433

Liabilities
Derivative financial instruments	—	14,222	14,222
Loans and financing (i)	1,014,974	390,848	1,405,822
	1,014,974	405,070	1,420,044
(i)	Loans and financing are measured at amortized cost. Therefore, the amounts presented in this note do not match with the consolidated balance sheet.

The carrying amount of other financial instruments measured at amortized cost do not differ significantly from their fair value.

The Company discloses fair value measurements based on their level of the following fair value measurement hierarchy:

Level 1:

Quoted prices (unadjusted) in active markets for identical assets and liabilities traded in active markets at the balance sheet date. A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm's length basis. The quoted market price used for financial assets held by the Company is the current bid price.

Level 2:

Financial instruments not traded in an active market for which fair value is determined using valuation techniques, when all of the significant inputs required to identify the fair value of an instrument are observable. Specific valuation techniques used to value financial instruments include:

•	Quoted market prices or dealer quotes for similar instruments are used where available
•	The fair values of interest rate swaps are calculated at the present value of the estimated future cash flow based on observable yield curves; and
•	The fair value of forward foreign exchange contracts is determined using forward exchange rates at the balance sheet date, with the resulting value discounted to present value.

Other techniques, such as discounted cash flow analysis, are used to determine the fair value for the remaining financial instruments.

Level 3:

Inputs for the asset or liability that are not based on observable market data (that is, unobservable inputs) are classified as Level 3. As of December 31, 2019, there were no financial assets and liabilities carried at fair value classified as Level 3.